The RBB Fund, Inc.

615 East Michigan Street

Milwaukee, Wisconsin 53202

April 12, 2019

Via EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund, Inc. (File No. 811-05518)

Ladies and Gentlemen:

On behalf of The RBB Fund, Inc., a Maryland corporation (the “Company”), we are transmitting for filing a registration statement on Form N-14. The Registration Statement contains a Prospectus that provides information about the acquisition of the assets and liabilities of the MFAM Emerging Markets Fund (the “Emerging Markets Fund”), a series of the Company, by the MFAM Global Opportunities Fund (the “Global Opportunities Fund”), a separate series of the Company (the “Reorganization”). The Emerging Markets Fund and the Global Opportunities Fund are referred to herein as the “Funds.” The Reorganization does not require shareholder approval, and the Company is not asking for a proxy in connection with the Reorganization.

The Company is a Maryland corporation, and, under applicable corporate law and the charter documents of the Company, no shareholder vote is required in connection with the Reorganization. In addition, no shareholder vote is required by Rule 17a-8 under the Investment Company Act of 1940, as amended (the “1940 Act”) because (1) the Funds have virtually identical investment advisory contracts; (2) the Funds have the same disinterested directors; (3) no policy of the Emerging Markets Fund that under Section 13 of the 1940 Act could not be changed without a vote of a majority of its outstanding voting securities is materially different from a policy of the Global Opportunities Fund; and (4) neither of the Funds pays any distribution fees.

The Global Opportunities Fund will be the legal and accounting survivor of the Reorganization.

Please contact the undersigned at (414) 765-5366 if you have any questions or comments regarding this filing.

Very truly yours,

/s/ Edward Paz
Edward Paz

Assistant Secretary

cc:	Salvatore Faia, The RBB Fund, Inc.

James Shaw, The RBB Fund, Inc.

Jillian Bosmann, Drinker Biddle & Reath LLP